Quarterly Holdings Report
for

Fidelity® Capital & Income Fund

January 31, 2020

CAI-QTLY-0320
1.813054.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 57.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
Aerospace - 0.0%
FLYHT Aerospace Solutions Ltd. 7.25% 4/30/27 pay-in-kind (a)	$1,755	$263
Energy - 0.2%
Denbury Resources, Inc. 6.375% 12/31/24 (b)	37,706	22,899

TOTAL CONVERTIBLE BONDS		23,162

Nonconvertible Bonds - 57.1%
Aerospace - 3.0%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)	4,405	4,555
Bombardier, Inc.:
7.5% 12/1/24 (b)	2,990	2,900
7.5% 3/15/25 (b)	30,700	29,472
7.875% 4/15/27 (b)	13,420	12,715
BWX Technologies, Inc. 5.375% 7/15/26 (b)	8,510	9,021
DAE Funding LLC 4% 8/1/20 (b)	5,145	5,177
Moog, Inc. 4.25% 12/15/27 (b)	3,455	3,542
TransDigm UK Holdings PLC 6.875% 5/15/26	35,725	38,047
TransDigm, Inc.:
5.5% 11/15/27 (b)	96,325	96,917
6.25% 3/15/26 (b)	17,925	19,332
6.375% 6/15/26	61,985	65,317
6.5% 5/15/25	16,505	17,165
7.5% 3/15/27	18,012	19,723
Wolverine Escrow LLC:
8.5% 11/15/24 (b)	14,005	14,402
9% 11/15/26 (b)	19,605	20,363
13.125% 11/15/27 (b)	11,205	11,541
		370,189
Air Transportation - 0.2%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (b)	1,857	1,911
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)	6,915	7,019
Continental Airlines, Inc. pass-thru certificates 6.903% 10/19/23	390	411
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	4,789	5,247
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23	3,347	3,432
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25	6,872	7,773
Series 2012-2 Class B, 6.75% 12/3/22	2,434	2,558
Series 2013-1 Class B, 5.375% 5/15/23	3,314	3,464
		31,815
Automotive & Auto Parts - 0.3%
Allison Transmission, Inc.:
5% 10/1/24 (b)	11,405	11,619
5.875% 6/1/29 (b)	7,960	8,690
Exide Technologies:
10.75% 10/31/21 pay-in-kind (a)(b)(c)	839	780
11% 10/31/24 pay-in-kind (a)(b)(c)	2,145	1,394
11% 10/31/24 pay-in-kind (a)(b)(c)	891	401
IAA Spinco, Inc. 5.5% 6/15/27 (b)	4,680	4,966
Lithia Motors, Inc. 4.625% 12/15/27 (b)	4,890	5,000
Penske Automotive Group, Inc. 5.5% 5/15/26	8,565	8,865
		41,715
Banks & Thrifts - 2.6%
Ally Financial, Inc.:
8% 11/1/31	20,638	29,025
8% 11/1/31	206,609	291,415
		320,440
Broadcasting - 1.7%
iHeartCommunications, Inc.:
4.75% 1/15/28 (b)	8,405	8,567
11.25% 3/1/21 (c)	11,660	0
Netflix, Inc.:
4.375% 11/15/26	5,760	6,054
4.875% 4/15/28	28,755	30,768
5.375% 11/15/29 (b)	11,075	12,054
5.875% 11/15/28	64,825	73,003
Nexstar Escrow, Inc. 5.625% 7/15/27 (b)	23,735	25,012
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)	4,925	4,968
5% 8/1/27 (b)	14,525	15,251
5.375% 4/15/25 (b)	12,000	12,376
5.375% 7/15/26 (b)	11,315	11,935
Tegna, Inc. 5% 9/15/29 (b)	12,060	12,211
		212,199
Building Materials - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	2,325	2,401
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)	5,095	5,210
U.S. Concrete, Inc. 6.375% 6/1/24	5,535	5,729
		13,340
Cable/Satellite TV - 5.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75% 3/1/30 (b)	89,845	92,372
5% 2/1/28 (b)	91,490	95,826
5.125% 2/15/23	30,665	30,972
5.125% 5/1/23 (b)	14,050	14,272
5.125% 5/1/27 (b)	69,885	73,030
5.375% 5/1/25 (b)	14,050	14,483
5.375% 6/1/29 (b)	18,080	19,324
5.5% 5/1/26 (b)	17,605	18,397
5.75% 9/1/23	9,495	9,602
5.75% 1/15/24	1,638	1,673
5.75% 2/15/26 (b)	20,340	21,344
5.875% 5/1/27 (b)	17,965	18,927
CSC Holdings LLC:
5.375% 2/1/28 (b)	23,655	25,074
5.5% 5/15/26 (b)	50,968	53,399
5.75% 1/15/30 (b)	102,845	110,560
6.5% 2/1/29 (b)	24,795	27,550
7.5% 4/1/28 (b)	14,375	16,354
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (b)	11,285	11,934
Videotron Ltd. 5.125% 4/15/27 (b)	12,060	12,635
Virgin Media Finance PLC 4.875% 2/15/22	10,880	10,934
Ziggo Bond Co. BV 6% 1/15/27 (b)	11,435	12,009
Ziggo Bond Finance BV 5.875% 1/15/25 (b)	1,175	1,209
Ziggo BV:
4.875% 1/15/30 (b)	7,990	8,228
5.5% 1/15/27 (b)	22,875	24,248
		724,356
Capital Goods - 0.1%
AECOM 5.125% 3/15/27	11,885	12,685
Stevens Holding Co., Inc. 6.125% 10/1/26 (b)	3,245	3,553
		16,238
Chemicals - 2.3%
CF Industries Holdings, Inc.:
4.95% 6/1/43	59,882	64,074
5.15% 3/15/34	26,868	31,033
5.375% 3/15/44	53,336	59,992
Element Solutions, Inc. 5.875% 12/1/25 (b)	18,605	19,231
LSB Industries, Inc. 9.625% 5/1/23 (b)	6,090	6,395
Neon Holdings, Inc. 10.125% 4/1/26 (b)	12,060	12,120
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)	15,135	15,362
5.25% 6/1/27 (b)	12,980	13,207
OCI NV:
5.25% 11/1/24 (b)	16,670	17,170
6.625% 4/15/23 (b)	5,370	5,574
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (b)	11,315	11,739
The Chemours Co. LLC 5.375% 5/15/27	32,330	28,046
Valvoline, Inc. 5.5% 7/15/24	4,170	4,321
		288,264
Consumer Products - 0.4%
First Quality Finance Co., Inc. 5% 7/1/25 (b)	9,675	10,110
Terrier Media Buyer, Inc. 8.875% 12/15/27 (b)	39,000	40,170
		50,280
Containers - 0.8%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (a)(b)	11,200	11,563
Cascades, Inc.:
5.125% 1/15/26 (b)	5,600	5,782
5.375% 1/15/28 (b)	5,600	5,794
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,729
7.5% 12/15/96	12,871	14,126
Labl Escrow Issuer LLC:
6.75% 7/15/26 (b)	18,015	19,349
10.5% 7/15/27 (b)	12,010	12,611
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	6,930	7,302
8.5% 8/15/27(b)	12,005	13,206
		95,462
Diversified Financial Services - 3.0%
AssuredPartners, Inc. 7% 8/15/25 (b)	4,865	4,950
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26(b)	11,230	11,980
FLY Leasing Ltd. 5.25% 10/15/24	9,470	9,837
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27 (b)	31,575	31,654
6.25% 5/15/26	24,085	25,282
6.375% 12/15/25	54,810	57,208
6.75% 2/1/24	10,075	10,453
James Hardie International Finance Ltd.:
4.75% 1/15/25 (b)	8,815	9,079
5% 1/15/28 (b)	8,900	9,276
MSCI, Inc.:
4% 11/15/29 (b)	6,385	6,521
5.25% 11/15/24 (b)	2,522	2,598
5.75% 8/15/25 (b)	7,185	7,497
Navient Corp.:
5.875% 10/25/24	28,294	29,848
6.125% 3/25/24	13,880	14,787
7.25% 9/25/23	4,163	4,600
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)	4,315	4,575
5.25% 8/15/22 (b)	9,140	9,777
5.5% 2/15/24 (b)	790	873
Springleaf Finance Corp.:
5.375% 11/15/29	9,400	9,775
6.625% 1/15/28	7,305	8,218
6.875% 3/15/25	51,610	58,190
7.125% 3/15/26	38,380	44,035
		371,013
Diversified Media - 0.3%
Block Communications, Inc. 6.875% 2/15/25 (b)	9,080	9,409
Outfront Media Capital LLC / Corp. 4.625% 3/15/30 (b)	11,205	11,541
Quebecor Media, Inc. 5.75% 1/15/23	15,820	17,007
		37,957
Electric Utilities No Longer Use - 0.4%
Clearway Energy Operating LLC 4.75% 3/15/28 (b)	6,920	7,123
Pacific Gas & Electric Co. 5.8% 3/1/37 (d)	41,190	47,369
		54,492
Energy - 9.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 1/15/28 (b)	14,790	11,502
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)	2,240	1,613
Antero Resources Finance Corp. 5.375% 11/1/21	2,795	2,669
Callon Petroleum Co. 6.125% 10/1/24	4,090	3,911
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	7,400	7,419
Chesapeake Energy Corp.:
7% 10/1/24	6,915	3,665
8% 1/15/25	3,385	1,769
8% 6/15/27	2,132	1,109
11.5% 1/1/25 (b)	24,640	19,828
Citgo Holding, Inc. 9.25% 8/1/24 (b)	27,185	29,088
CNX Midstream Partners LP 6.5% 3/15/26 (b)	6,675	6,119
Comstock Escrow Corp. 9.75% 8/15/26	61,450	50,082
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.6436% 6/15/22 (a)(b)(e)	3,025	3,003
6.5% 5/15/26 (b)	53,531	52,862
6.875% 6/15/25 (b)	10,765	10,671
Covey Park Energy LLC 7.5% 5/15/25 (b)	10,865	8,556
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)	18,015	18,128
5.75% 4/1/25	4,790	4,863
6.25% 4/1/23	1,600	1,615
CVR Energy, Inc.:
5.25% 2/15/25 (b)	16,990	16,786
5.75% 2/15/28 (b)	22,655	22,179
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	18,335	17,189
Denbury Resources, Inc.:
7.75% 2/15/24 (b)	43,134	34,615
9% 5/15/21 (b)	47,050	44,227
9.25% 3/31/22 (b)	7,030	6,147
Diamond Offshore Drilling, Inc.:
4.875% 11/1/43	550	270
5.7% 10/15/39	2,813	1,505
EG Global Finance PLC 8.5% 10/30/25 (b)	16,085	17,050
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)	9,698	9,953
5.75% 1/30/28 (b)	16,811	17,483
Energy Transfer Equity LP 5.5% 6/1/27	16,735	17,421
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (b)(d)	76,525	51,272
EQT Corp. 3.9% 10/1/27	27,454	21,758
Exterran Energy Solutions LP 8.125% 5/1/25	11,280	11,172
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)	7,165	3,547
Forum Energy Technologies, Inc. 6.25% 10/1/21	13,870	12,414
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26	9,130	8,718
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)	15,535	16,261
Hess Midstream Partners LP 5.125% 6/15/28 (b)	11,235	11,628
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	9,920	9,027
5.75% 10/1/25 (b)	11,285	10,204
6.25% 11/1/28 (b)	12,280	10,929
Holly Energy Partners LP/Holly Finance Corp.:
5% 2/1/28 (b)(f)	7,615	7,736
6% 8/1/24 (b)	7,145	7,468
Indigo Natural Resources LLC 6.875% 2/15/26 (b)	22,135	20,254
Jonah Energy LLC 7.25% 10/15/25 (b)	18,030	4,958
Laredo Petroleum, Inc.:
9.5% 1/15/25	11,330	10,310
10.125% 1/15/28	8,495	7,581
MEG Energy Corp. 7.125% 2/1/27 (b)	11,335	11,225
MPLX LP 6.375% 5/1/24 (b)	4,570	4,757
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29	6,860	7,169
5.625% 5/1/27	6,030	6,482
Nabors Industries Ltd.:
7.25% 1/15/26 (b)	11,260	11,247
7.5% 1/15/28 (b)	9,715	9,618
Nabors Industries, Inc. 5.75% 2/1/25	19,210	15,752
NextEra Energy Partners LP 4.25% 7/15/24 (b)	12,015	12,528
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25	11,920	11,264
7.5% 4/15/26 (b)	12,005	11,645
NGPL PipeCo LLC:
4.375% 8/15/22 (b)	2,995	3,121
4.875% 8/15/27 (b)	3,000	3,244
Nine Energy Service, Inc. 8.75% 11/1/23 (b)	6,245	5,293
NuStar Logistics LP 6% 6/1/26	12,025	12,653
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28 (b)	27,530	28,152
7% 11/15/23	32,600	33,597
7.25% 6/15/25	22,875	24,295
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	8,455	8,698
PDC Energy, Inc. 6.125% 9/15/24	3,555	3,564
Range Resources Corp.:
4.875% 5/15/25	8,965	6,970
5% 3/15/23	33,270	28,612
Sanchez Energy Corp.:
6.125% 1/15/23 (d)	21,915	1,085
7.25% 2/15/23 (b)(d)	21,977	13,626
SESI LLC 7.75% 9/15/24	7,245	4,511
SM Energy Co.:
5.625% 6/1/25	7,285	6,593
6.625% 1/15/27	21,320	19,295
6.75% 9/15/26	4,550	4,132
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	31,068
8% 3/1/32	12,475	18,279
Southern Star Central Corp. 5.125% 7/15/22 (b)	6,750	6,829
Southwestern Energy Co.:
6.2% 1/23/25 (a)	1,805	1,503
7.5% 4/1/26	20,490	17,103
7.75% 10/1/27	12,945	10,744
SRC Energy, Inc. 6.25% 12/1/25	7,435	7,491
Summit Midstream Holdings LLC 5.75% 4/15/25	5,390	4,146
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	9,145	9,385
5.5% 2/15/26	11,640	11,975
Teine Energy Ltd. 6.875% 9/30/22 (b)	11,950	11,935
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	7,679
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)	6,270	6,445
4.75% 1/15/30 (b)	11,110	11,708
5% 1/31/28 (b)	6,295	6,799
Transocean, Inc. 7.5% 1/15/26 (b)	12,910	12,168
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind	10,734	1,556
Unit Corp. 6.625% 5/15/21	2,202	964
W&T Offshore, Inc. 9.75% 11/1/23 (b)	41,795	39,572
Whiting Petroleum Corp. 6.625% 1/15/26	8,380	4,692
		1,199,703
Entertainment/Film - 0.1%
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)	3,865	3,778
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)(d)	28,594	13,439
		17,217
Environmental - 0.3%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)	10,140	10,561
Covanta Holding Corp.:
5.875% 3/1/24	7,775	7,911
5.875% 7/1/25	3,205	3,324
6% 1/1/27	12,335	12,828
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (b)	9,525	9,906
		44,530
Food & Drug Retail - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 2/15/23 (b)(f)	14,235	14,487
4.625% 1/15/27 (b)(f)	16,495	16,724
4.875% 2/15/30 (b)(f)	16,315	16,764
Performance Food Group, Inc. 5.5% 10/15/27 (b)	12,635	13,298
		61,273
Food/Beverage/Tobacco - 1.8%
JBS Investments II GmbH:
5.75% 1/15/28 (b)	10,705	11,301
7% 1/15/26 (b)	11,630	12,659
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	24,630	25,504
6.75% 2/15/28 (b)	18,350	20,323
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)	20,180	21,794
6.5% 4/15/29 (b)	29,320	32,838
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (b)	9,735	10,331
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)	7,660	8,043
4.875% 11/1/26 (b)	7,740	8,161
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)	17,930	18,423
Post Holdings, Inc.:
5% 8/15/26 (b)	17,030	17,583
5.5% 3/1/25 (b)	10,085	10,446
5.5% 12/15/29 (b)	14,975	15,853
5.75% 3/1/27 (b)	7,710	8,134
		221,393
Gaming - 0.8%
MCE Finance Ltd.:
4.875% 6/6/25 (b)	30,275	30,759
5.25% 4/26/26 (b)	12,015	12,070
5.375% 12/4/29 (b)	8,160	8,145
Scientific Games Corp.:
7% 5/15/28 (b)	8,405	8,862
7.25% 11/15/29 (b)	8,405	9,014
Transocean, Inc. 7.25% 11/1/25 (b)	12,270	11,564
Wynn Macau Ltd. 5.125% 12/15/29 (b)	16,800	16,674
		97,088
Healthcare - 5.7%
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (b)	31,235	32,189
Catalent Pharma Solutions:
4.875% 1/15/26 (b)	4,000	4,110
5% 7/15/27 (b)	3,765	3,963
Centene Corp.:
4.25% 12/15/27 (b)	11,560	12,080
4.625% 12/15/29 (b)	40,420	43,504
4.75% 1/15/25 (b)	9,195	9,501
5.25% 4/1/25 (b)	9,245	9,580
5.375% 6/1/26 (b)	30,420	32,359
5.375% 8/15/26 (b)	7,920	8,405
Charles River Laboratories International, Inc. 4.25% 5/1/28 (b)	3,400	3,450
Community Health Systems, Inc.:
6.625% 2/15/25 (b)(f)	13,150	13,284
8% 3/15/26 (b)	64,115	66,821
8.125% 6/30/24 (b)	67,698	60,826
9.875% 6/30/23 (b)	36,023	33,862
Encompass Health Corp.:
5.125% 3/15/23	6,440	6,537
5.75% 11/1/24	12,913	13,071
Hologic, Inc.:
4.375% 10/15/25 (b)	6,295	6,410
4.625% 2/1/28 (b)	4,255	4,477
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (b)	12,050	12,849
IMS Health, Inc. 5% 5/15/27 (b)	12,070	12,734
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)	6,095	5,904
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	18,080	18,916
5% 10/15/27	25,968	27,298
5.25% 8/1/26	7,453	7,816
6.375% 3/1/24	3,970	4,098
NVA Holdings, Inc. 6.875% 4/1/26 (b)	6,560	7,077
Ortho-Clinical Diagnostics, Inc. 7.25% 2/1/28 (b)	16,205	16,491
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(b)	23,815	22,219
Radiology Partners, Inc. 9.25% 2/1/28 (b)	20,865	21,804
Service Corp. International 5.125% 6/1/29	5,665	6,033
Teleflex, Inc. 4.625% 11/15/27	4,975	5,236
Tenet Healthcare Corp.:
4.625% 7/15/24	6,055	6,206
4.625% 9/1/24 (b)	12,045	12,406
4.875% 1/1/26 (b)	30,115	31,320
5.125% 5/1/25	6,055	6,161
5.125% 11/1/27 (b)	18,070	19,019
6.25% 2/1/27 (b)	17,930	18,963
Valeant Pharmaceuticals International, Inc.:
5% 1/30/28 (b)	14,075	14,251
5.25% 1/30/30 (b)	14,075	14,339
5.5% 11/1/25 (b)	20,817	21,563
5.75% 8/15/27 (b)	3,120	3,338
7% 1/15/28 (b)	16,285	17,639
8.5% 1/31/27 (b)	7,120	8,055
Vizient, Inc. 6.25% 5/15/27 (b)	2,760	2,975
		709,139
Homebuilders/Real Estate - 1.1%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (b)	5,555	5,847
Howard Hughes Corp. 5.375% 3/15/25 (b)	12,730	13,112
Lennar Corp. 4.75% 11/29/27	12,205	13,517
LGI Homes, Inc. 6.875% 7/15/26 (b)	12,190	12,876
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(d)	12,020	586
5.25% 6/27/29 (b)(d)	10,987	560
7.125% 6/26/42 (b)(d)	5,370	258
Starwood Property Trust, Inc. 4.75% 3/15/25	11,625	12,149
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (b)	1,312	1,417
5.875% 6/15/27 (b)	9,260	10,302
TRI Pointe Homes, Inc. 5.875% 6/15/24	16,130	17,501
VICI Properties, Inc.:
4.25% 12/1/26 (b)	21,450	22,015
4.625% 12/1/29 (b)	12,240	12,791
William Lyon Homes, Inc.:
5.875% 1/31/25	7,125	7,339
6% 9/1/23	7,430	7,746
		138,016
Hotels - 0.7%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,274
FelCor Lodging LP 6% 6/1/25	10,935	11,345
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30	18,000	19,035
5.125% 5/1/26	18,255	19,117
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	17,975	18,379
4.875% 4/1/27	8,435	8,878
Marriott Ownership Resorts, Inc. 6.5% 9/15/26	9,495	10,278
		90,306
Insurance - 0.5%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (b)	34,880	34,182
8.125% 2/15/24 (b)	12,845	13,728
HUB International Ltd. 7% 5/1/26 (b)	11,770	12,123
		60,033
Leisure - 0.3%
Merlin Entertainments PLC 5.75% 6/15/26 (b)	9,125	9,969
Studio City Co. Ltd. 7.25% 11/30/21 (b)	6,220	6,335
Viking Cruises Ltd. 5.875% 9/15/27 (b)	11,595	11,885
Voc Escrow Ltd. 5% 2/15/28 (b)	10,755	11,131
		39,320
Metals/Mining - 1.5%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (b)	3,565	3,757
6.75% 9/30/24 (b)	7,705	8,091
7% 9/30/26 (b)	6,385	6,920
Aleris International, Inc. 6% 6/1/20 (b)(c)	151	151
Compass Minerals International, Inc. 6.75% 12/1/27 (b)	24,600	26,347
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)	8,210	8,077
6.875% 3/1/26 (b)	23,905	23,666
7.25% 4/1/23 (b)	3,465	3,457
7.5% 4/1/25 (b)	18,935	18,767
FMG Resources (August 2006) Pty Ltd.:
4.5% 9/15/27 (b)	9,015	9,139
4.75% 5/15/22 (b)	7,950	8,174
5.125% 3/15/23 (b)	12,860	13,471
5.125% 5/15/24 (b)	9,780	10,355
Freeport-McMoRan, Inc. 5.45% 3/15/43	5,135	5,238
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)	6,445	6,767
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	11,215	11,439
Mineral Resources Ltd. 8.125% 5/1/27 (b)	18,015	19,681
Murray Energy Corp.:
11.25% 4/15/21 (b)(d)	8,915	0
12% 4/15/24 pay-in-kind (a)(b)(d)	10,343	0
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)	9,795	9,403
		192,900
Paper - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (b)	4,105	4,259
Publishing/Printing - 0.2%
Getty Images, Inc. 9.75% 3/1/27 (b)	20,665	20,768
Restaurants - 1.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	9,165	9,223
4.375% 1/15/28 (b)	12,815	12,846
5% 10/15/25 (b)	65,605	67,618
Golden Nugget, Inc.:
6.75% 10/15/24 (b)	22,555	23,180
8.75% 10/1/25 (b)	24,245	25,476
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)	9,215	9,708
5% 6/1/24 (b)	8,800	9,053
5.25% 6/1/26 (b)	8,800	9,218
Yum! Brands, Inc. 4.75% 1/15/30 (b)	10,355	11,044
		177,366
Services - 1.1%
ASGN, Inc. 4.625% 5/15/28 (b)	9,590	9,849
Avantor, Inc. 6% 10/1/24 (b)	12,090	12,846
CDK Global, Inc. 5.875% 6/15/26	4,545	4,829
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	8,765	9,146
Iron Mountain, Inc. 4.875% 9/15/29 (b)	24,110	24,595
KAR Auction Services, Inc. 5.125% 6/1/25 (b)	10,355	10,622
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (b)	3,510	3,646
Tempo Acquisition LLC 6.75% 6/1/25 (b)	8,815	9,124
The Brink's Co. 4.625% 10/15/27 (b)	12,180	12,424
The GEO Group, Inc.:
5.125% 4/1/23	9,625	9,072
5.875% 10/15/24	6,200	5,751
6% 4/15/26	9,655	8,593
United Rentals North America, Inc.:
3.875% 11/15/27	5,560	5,616
5.5% 5/15/27	7,325	7,781
		133,894
Steel - 0.5%
Algoma Steel SCA 0% 12/31/23 (c)	1,982	1,506
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (b)	12,165	12,216
5.75% 3/1/25	3,141	3,047
5.875% 6/1/27 (b)	18,030	16,633
Commercial Metals Co. 5.75% 4/15/26	9,135	9,615
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)	9,055	9,183
JMC Steel Group, Inc. 9.875% 6/15/23 (b)	3,000	3,161
United States Steel Corp. 6.25% 3/15/26	12,205	10,306
		65,667
Technology - 2.8%
Ascend Learning LLC:
6.875% 8/1/25 (b)	11,865	12,399
6.875% 8/1/25 (b)	4,115	4,300
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)	23,415	24,205
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)	24,658	25,300
Camelot Finance SA 4.5% 11/1/26 (b)	10,590	10,775
CDW LLC/CDW Finance Corp. 5% 9/1/25	6,380	6,627
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)	19,115	19,641
Fair Isaac Corp. 4% 6/15/28 (b)	10,910	11,101
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)	9,345	9,801
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)	8,065	8,509
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)	4,060	4,192
MTS Systems Corp. 5.75% 8/15/27 (b)	3,140	3,297
NCR Corp.:
5.75% 9/1/27 (b)	9,035	9,624
6.125% 9/1/29 (b)	9,035	9,859
Nortonlifelock, Inc. 5% 4/15/25 (b)	10,050	10,264
Open Text Corp. 5.875% 6/1/26 (b)	8,535	9,015
Parametric Technology Corp.:
3.625% 2/15/25 (b)(f)	6,650	6,700
4% 2/15/28 (b)(f)	6,575	6,641
6% 5/15/24	3,490	3,623
Presidio Holdings, Inc.:
4.875% 2/1/27 (b)	3,350	3,349
8.25% 2/1/28 (b)	3,350	3,442
Qorvo, Inc. 5.5% 7/15/26	6,085	6,435
Sensata Technologies BV 5% 10/1/25 (b)	11,210	12,135
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)	11,535	12,113
Uber Technologies, Inc.:
7.5% 9/15/27 (b)	33,100	34,910
8% 11/1/26 (b)	43,070	45,777
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (b)	16,225	16,103
10.5% 2/1/24 (b)	18,178	16,701
		346,838
Telecommunications - 4.2%
Altice Financing SA 5% 1/15/28 (b)	11,280	11,071
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	22,740	24,417
Frontier Communications Corp. 8.5% 4/1/26 (b)	42,840	43,911
GCI, Inc. 6.875% 4/15/25	10,905	11,382
GTT Communications, Inc. 7.875% 12/31/24 (b)	1,110	866
Intelsat Jackson Holdings SA:
5.5% 8/1/23	15,020	12,279
8.5% 10/15/24 (b)	21,405	17,980
9.75% 7/15/25 (b)	36,315	30,959
Sable International Finance Ltd. 5.75% 9/7/27 (b)	20,710	21,875
SBA Communications Corp. 3.875% 2/15/27 (b)(f)	17,015	17,249
SFR Group SA:
5.5% 1/15/28 (b)	22,110	22,580
6% 2/15/28 (b)(f)	12,640	12,522
7.375% 5/1/26 (b)	125,670	133,849
8.125% 2/1/27 (b)	7,635	8,532
Sprint Capital Corp.:
6.875% 11/15/28	35,634	36,258
8.75% 3/15/32	27,976	30,983
Sprint Corp. 7.625% 3/1/26	10,895	11,371
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	15,200	16,112
U.S. West Communications 7.25% 9/15/25	1,480	1,705
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)	11,930	12,217
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)	31,195	31,855
6% 4/1/23	11,035	11,269
6.375% 5/15/25	2,440	2,494
		523,736
Transportation Ex Air/Rail - 0.3%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (b)	3,310	3,602
5.25% 5/15/24 (b)	17,970	19,774
5.5% 1/15/23 (b)	5,305	5,756
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	10,180	9,900
		39,032
Utilities - 2.7%
Global Partners LP/GLP Finance Corp. 7% 6/15/23	11,295	11,577
NextEra Energy Partners LP:
4.25% 9/15/24 (b)	8,025	8,356
4.5% 9/15/27 (b)	5,580	5,819
NRG Energy, Inc.:
5.75% 1/15/28	34,385	37,009
6.625% 1/15/27	26,747	28,753
Pacific Gas & Electric Co.:
3.5% 10/1/20 (d)	5,735	6,079
3.75% 8/15/42 (d)	10,400	10,348
3.95% 12/1/47 (d)	53,930	54,065
4% 12/1/46 (d)	24,380	24,563
4.25% 3/15/46 (d)	2,400	2,526
4.3% 3/15/45 (d)	5,995	6,325
6.05% 3/1/34 (d)	44,550	51,233
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)	5,475	5,626
The AES Corp. 4.5% 3/15/23	5,175	5,276
Vertiv Group Corp. 9.25% 10/15/24 (b)	7,545	8,087
Vistra Operations Co. LLC:
5% 7/31/27 (b)	22,585	23,179
5.5% 9/1/26 (b)	16,965	17,644
5.625% 2/15/27 (b)	28,195	29,323
		335,788

TOTAL NONCONVERTIBLE BONDS		7,146,026

TOTAL CORPORATE BONDS
(Cost $6,961,828)		7,169,188
	Shares	Value (000s)

Common Stocks - 20.7%
Air Transportation - 0.9%
Air Canada (g)	3,438,100	115,166
Automotive & Auto Parts - 0.2%
Allison Transmission Holdings, Inc.	285,200	12,606
Chassix Holdings, Inc. warrants 7/29/20 (c)(g)	37,382	146
Exide Technologies (c)(h)	146,110	1,302
Exide Technologies (c)(g)	9,824	10
Exide Technologies (c)(g)	32,746	0
Motors Liquidation Co. GUC Trust (g)	11,464	98
UC Holdings, Inc. (c)(g)	677,217	12,352

TOTAL AUTOMOTIVE & AUTO PARTS		26,514

Banks & Thrifts - 0.5%
Bank of America Corp.	747,115	24,528
JPMorgan Chase & Co.	250,380	33,140

TOTAL BANKS & THRIFTS		57,668

Broadcasting - 0.4%
iHeartMedia, Inc. warrants 5/1/39 (g)	104	2
Nexstar Broadcasting Group, Inc. Class A	376,429	45,604

TOTAL BROADCASTING		45,606

Cable/Satellite TV - 0.4%
Altice U.S.A., Inc. Class A (g)	1,930,500	52,818
Capital Goods - 0.7%
Fortive Corp.	268,800	20,141
Thermo Fisher Scientific, Inc.	112,300	35,171
Zebra Technologies Corp. Class A (g)	150,500	35,973

TOTAL CAPITAL GOODS		91,285

Chemicals - 0.2%
CF Industries Holdings, Inc.	355,000	14,299
The Chemours Co. LLC	781,940	10,846

TOTAL CHEMICALS		25,145

Consumer Products - 0.0%
Reddy Ice Holdings, Inc. (c)	199,717	32
Reddy Ice Holdings, Inc. (c)(g)	496,439	0

TOTAL CONSUMER PRODUCTS		32

Diversified Financial Services - 1.1%
American Express Co.	270,700	35,156
MasterCard, Inc. Class A	194,400	61,419
OneMain Holdings, Inc.	876,600	37,142
Penson Worldwide, Inc. Class A (c)(g)	10,322,034	0
PJT Partners, Inc.	5,092	234

TOTAL DIVERSIFIED FINANCIAL SERVICES		133,951

Energy - 0.1%
Chaparral Energy, Inc. Class A (g)(i)	146,806	151
Forbes Energy Services Ltd. (g)	193,218	30
Goodrich Petroleum Corp. (g)	129,527	869
Harvest Oil & Gas Corp.	254,828	1,374
MEG Energy Corp. (g)	2,376,100	12,137
Ultra Petroleum Corp. warrants 7/14/25 (g)	211,400	0
VNR Finance Corp. (c)(g)	119,961	0
VNR Finance Corp. (b)(c)(g)	577,714	0

TOTAL ENERGY		14,561

Food & Drug Retail - 0.1%
Southeastern Grocers, Inc. (c)(g)	183,263	7,153
Food/Beverage/Tobacco - 1.1%
Darling International, Inc. (g)	1,038,617	28,178
JBS SA	12,222,900	78,716
Performance Food Group Co. (g)	496,190	25,698

TOTAL FOOD/BEVERAGE/TOBACCO		132,592

Gaming - 1.6%
Boyd Gaming Corp.	1,243,300	37,113
Eldorado Resorts, Inc. (g)	1,155,536	69,078
Melco Crown Entertainment Ltd. sponsored ADR	88,646	1,788
MGM Mirage, Inc.	603,800	18,754
Penn National Gaming, Inc. (g)	1,786,500	53,291
Studio City International Holdings Ltd. ADR (g)	695,700	13,140

TOTAL GAMING		193,164

Healthcare - 2.4%
Alexion Pharmaceuticals, Inc. (g)	182,800	18,168
Bausch Health Cos., Inc. (Canada) (g)	653,700	17,936
Bristol-Myers Squibb Co.	313,200	19,716
Charles River Laboratories International, Inc. (g)	185,000	28,597
Cigna Corp.	158,700	30,531
Encompass Health Corp.	34	3
HCA Holdings, Inc.	176,200	24,457
Humana, Inc.	105,400	35,440
IQVIA Holdings, Inc. (g)	393,500	61,091
Jazz Pharmaceuticals PLC (g)	197,900	28,369
Rotech Healthcare, Inc. (c)(g)	185,710	1,924
UnitedHealth Group, Inc.	144,600	39,396

TOTAL HEALTHCARE		305,628

Homebuilders/Real Estate - 0.0%
American Tower Corp.	11,612	2,691
Leisure - 0.1%
Royal Caribbean Cruises Ltd.	148,900	17,433
Metals/Mining - 0.1%
Aleris Corp. (c)(g)	127,520	0
Elah Holdings, Inc. (g)	906	58
First Quantum Minerals Ltd.	1,764,200	13,811

TOTAL METALS/MINING		13,869

Restaurants - 0.2%
Restaurant Brands International, Inc.	446,100	27,216
Services - 1.6%
Air Lease Corp. Class A	594,900	25,545
ASGN, Inc. (g)	258,700	17,511
HD Supply Holdings, Inc. (g)	909,800	37,065
Novus Holdings Ltd.	100,408	15
Penhall Acquisition Co.:
Class A (c)(g)	26,163	1,717
Class B (c)(g)	8,721	572
United Rentals, Inc. (g)	524,794	71,209
Visa, Inc. Class A	255,040	50,745

TOTAL SERVICES		204,379

Steel - 0.0%
Algoma Steel GP (c)	198,162	4
Algoma Steel SCA (c)	198,162	36

TOTAL STEEL		40

Super Retail - 0.4%
Amazon.com, Inc. (g)	13,900	27,921
Arena Brands Holding Corp. Class B (c)(g)(h)	659,302	1,549
Dollar Tree, Inc. (g)	197,800	17,222

TOTAL SUPER RETAIL		46,692

Technology - 6.8%
Adobe, Inc. (g)	256,400	90,032
Advanced Micro Devices, Inc. (g)	483,700	22,734
Alphabet, Inc. Class A (g)	49,800	71,352
Broadcom, Inc.	58,300	17,791
CDW Corp.	247,000	32,221
EPAM Systems, Inc. (g)	217,400	49,598
Facebook, Inc. Class A (g)	257,000	51,891
Fiserv, Inc. (g)	316,513	37,542
Global Payments, Inc.	352,024	68,803
GoDaddy, Inc. (g)	281,500	18,920
Lam Research Corp.	153,700	45,835
Microchip Technology, Inc. (i)	511,900	49,900
Micron Technology, Inc. (g)	528,100	28,037
Microsoft Corp.	513,800	87,464
ON Semiconductor Corp. (g)	1,315,038	30,443
PayPal Holdings, Inc. (g)	335,400	38,199
Salesforce.com, Inc. (g)	153,800	28,039
Skyworks Solutions, Inc.	182,400	20,639
SS&C Technologies Holdings, Inc.	486,982	30,685
Verra Mobility Corp. (g)	627,800	10,001
VMware, Inc. Class A (g)	113,600	16,820

TOTAL TECHNOLOGY		846,946

Telecommunications - 1.0%
Crown Castle International Corp.	179,500	26,896
Palo Alto Networks, Inc. (g)	118,300	27,774
T-Mobile U.S., Inc. (g)	810,400	64,176

TOTAL TELECOMMUNICATIONS		118,846

Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA:
Class A1 (c)(g)(h)	598,287	1
Class A2 (c)(g)(h)	598,287	1
Class A3 (c)(g)(h)	598,287	1
Class A4 (c)(g)(h)	598,287	1
Class A5 (c)(g)(h)	598,287	1
Class A6 (c)(g)(h)	598,287	1
Class A7 (c)(g)(h)	598,287	1
Class A8 (c)(g)(h)	598,287	1
Class A9 (c)(g)(h)	598,287	1
U.S. Shipping Partners Corp. (c)(g)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (c)(g)	484,379	0

TOTAL TRANSPORTATION EX AIR/RAIL		9

Utilities - 0.8%
NRG Energy, Inc.	986,100	36,377
Portland General Electric Co.	14,817	911
Vistra Energy Corp.	3,018,900	67,986

TOTAL UTILITIES		105,274

TOTAL COMMON STOCKS
(Cost $1,873,867)		2,584,678

Nonconvertible Preferred Stocks - 0.0%
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (c)(g)(h)
(Cost $10,250)	287,159,690	97
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 4.5%
Aerospace - 0.0%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 1/20/27 (e)(j)(k)	1,730	1,721
Air Transportation - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9446% 4/4/26 (a)(e)(k)	1,194	1,199
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 5.9446% 4/4/26 (a)(e)(k)	642	644

TOTAL AIR TRANSPORTATION		1,843

Automotive & Auto Parts - 0.2%
Wand NewCo 3, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 2/5/26 (e)(j)(k)	565	566
3 month U.S. LIBOR + 3.500% 5.2994% 2/5/26 (a)(e)(k)	17,835	17,876

TOTAL AUTOMOTIVE & AUTO PARTS		18,442

Banks & Thrifts - 0.0%
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1453% 2/27/26 (a)(e)(k)	2,973	2,978
Broadcasting - 0.0%
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5309% 9/19/26 (a)(e)(k)	4,434	4,452
Building Materials - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.65% 9/27/24 (a)(e)(k)	2,943	2,602
Cable/Satellite TV - 0.0%
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6763% 10/22/26 (a)(e)(k)	2,140	2,164
Energy - 2.3%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3953% 11/3/25 (a)(e)(k)	6,040	5,477
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8953% 6/24/24 (a)(e)(k)	8,824	8,047
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.025% 12/31/21 (a)(e)(k)	98,780	68,447
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.4% 12/31/22 (a)(e)(k)	119,795	108,078
Chesapeake Energy Corp. term loan 1 month U.S. LIBOR + 8.000% 9.9278% 6/9/24 (a)(e)(k)	43,945	44,110
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8.6453% 8/1/23 (a)(e)(k)	1,401	1,428
EG America LLC 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.9605% 3/23/26 (a)(e)(k)	5,815	5,670
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.04% 3/1/26 (a)(e)(k)	35,950	34,722
Forbes Energy Services LLC Tranche B, term loan 16% 4/13/21 (a)(c)(k)	1,932	1,947
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 2.8571% 5/11/20 (a)(c)(e)(k)(l)	10,780	10,780
term loan 7.25% 5/11/20 (a)(c)(k)	2,528	2,528

TOTAL ENERGY		291,234

Healthcare - 0.4%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6453% 6/13/26 (a)(e)(k)	43,571	43,153
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6696% 6/1/25 (a)(e)(k)	1,971	1,978

TOTAL HEALTHCARE		45,131

Hotels - 0.1%
Travelport Finance Luxembourg SARL Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.9446% 5/28/27 (a)(e)(k)	12,390	10,284
Metals/Mining - 0.1%
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 7/29/20 (a)(e)(k)	4,624	4,640
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (d)(e)(k)	22,488	3,976

TOTAL METALS/MINING		8,616

Services - 0.2%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1946% 8/22/25 (a)(e)(k)	6,055	6,057
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 1/23/27 (e)(j)(k)	2,230	2,233
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1875% 11/25/26 (a)(e)(k)	8,270	8,322
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.1696% 1/3/27 (a)(e)(k)	11,233	11,304

TOTAL SERVICES		27,916

Technology - 1.1%
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8953% 10/2/25 (a)(e)(k)	36,645	36,060
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8953% 10/31/26 (a)(e)(k)	1,150	1,155
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.1946% 10/28/26 (a)(e)(k)	600	603
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1591% 11/1/24 (a)(e)(k)	19,695	20,089
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.95% 1/20/24 (a)(e)(k)	3,078	3,072
3 month U.S. LIBOR + 9.000% 10.7% 1/20/25 (a)(e)(k)	10,270	10,045
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 5.3993% 9/29/24 (a)(e)(k)	4,587	4,600
3 month U.S. LIBOR + 8.500% 10.1594% 9/29/25 (a)(e)(k)	24,662	24,839
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6453% 9/19/26 (a)(e)(k)	7,825	7,856
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.4078% 10/11/26 (a)(e)(k)	15,014	14,770
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4078% 10/11/25 (a)(e)(k)	11,054	11,036

TOTAL TECHNOLOGY		134,125

Telecommunications - 0.1%
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 2.515% 12/11/26 (a)(e)(k)(l)	9,050	9,094
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4% 5/31/25 (a)(e)(k)	9,411	7,902

TOTAL TELECOMMUNICATIONS		16,996

TOTAL BANK LOAN OBLIGATIONS
(Cost $621,971)		568,504

Preferred Securities - 8.8%
Banks & Thrifts - 7.4%
Bank of America Corp.:
5.125% (a)(m)	36,030	38,153
5.2% (a)(m)	61,440	63,974
5.875% (a)(m)	102,630	114,817
6.25% (a)(m)	28,555	31,803
Citigroup, Inc.:
4.7% (a)(m)	15,285	15,567
5% (a)(m)	60,300	63,156
5.9% (a)(m)	27,015	28,846
5.95% (a)(m)	51,015	54,459
6.3% (a)(m)	5,610	6,090
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 3.880% 5.7846% (a)(e)(m)	9,429	9,441
4.4% (a)(m)	8,035	8,045
4.95% (a)(m)	13,335	13,935
5% (a)(m)	84,915	86,318
5.375% (a)(m)	31,615	31,851
Huntington Bancshares, Inc. 5.7% (a)(m)	12,990	13,627
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 5.2294% (a)(e)(m)	43,545	43,867
4.6% (a)(m)	23,365	23,853
5% (a)(m)	30,845	32,264
5.3% (a)(m)	16,855	16,974
6% (a)(m)	69,385	74,797
6.125% (a)(m)	17,585	19,234
6.75% (a)(m)	8,330	9,391
Wells Fargo & Co.:
5.875% (a)(m)	50,420	56,955
5.9% (a)(m)	63,075	68,557

TOTAL BANKS & THRIFTS		925,974

Diversified Financial Services - 0.3%
AerCap Holdings NV 5.875% 10/10/79 (a)	33,325	35,658
Energy - 1.1%
DCP Midstream Partners LP 7.375% (a)(m)	15,260	14,421
Energy Transfer Partners LP:
6.25% (a)(m)	70,123	66,617
6.625% (a)(m)	27,290	25,789
MPLX LP 6.875% (a)(m)	30,450	30,678
Summit Midstream Partners LP 9.5% (a)(m)	15,260	7,859

TOTAL ENERGY		145,364

Homebuilders/Real Estate - 0.0%
Odebrecht Finance Ltd. 7.5% (b)(d)(m)	2,940	118
TOTAL PREFERRED SECURITIES
(Cost $1,062,718)		1,107,114
	Shares	Value (000s)

Money Market Funds - 9.1%
Fidelity Cash Central Fund 1.58% (n)	1,097,562,140	1,097,782
Fidelity Securities Lending Cash Central Fund 1.59% (n)(o)	46,813,797	46,818
TOTAL MONEY MARKET FUNDS
(Cost $1,144,553)		1,144,600
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $11,675,187)		12,574,181
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(52,516)
NET ASSETS - 100%		$12,521,665

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,742,603,000 or 37.9% of net assets.

 (c) Level 3 security

 (d) Non-income producing - Security is in default.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Non-income producing

 (h) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,957,000 or 0.0% of net assets.

 (i) Security or a portion of the security is on loan at period end.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $13,049,000 and $13,073,000, respectively.

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$21,592
Exide Technologies	4/30/15 - 6/1/19	$2,366
Tricer Holdco SCA	10/16/09 - 12/30/17	$10,248
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$1,655

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$15,142
Fidelity Securities Lending Cash Central Fund	140
Total	$15,282

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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